EQUITY - Disclosure of issued and outstanding share capital (net of treasury shares) (Details) - shares		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Reconciliation of number of shares outstanding [abstract]
Balance at beginning		16,391,382	[1]	14,682,272
Exercise of share options		0		1,703,908
Exercise of employees share options		0		5,202
Balance at ending	[1]	16,391,382		16,391,382

[1]	Net of treasury shares – see (c).